Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 13.2	$ (9.0)	$ (17.7)
State	2.9	5.5	(2.7)
Foreign	1.7	8.9	10.7
Total current	17.8	5.4	(9.7)
Deferred:
Federal	(48.4)	(6.0)	(125.1)
State	(11.8)	(6.6)	(3.6)
Foreign	(3.1)	(4.2)	(1.4)
Total deferred	(63.3)	(16.8)	(130.1)
Total income tax benefit	$ (45.5)	$ (11.4)	$ (139.8)